Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of issuances and conversations of shares
Below is a summary of the issuances and conversions of shares during 2020, 2019 and 2018, after giving effect to the share split mentioned before:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of Januray 1, 2018	276,000,013	208,918,504	484,918,517
Issued for cash	—	24,328,617	24,328,617
Transfer of classes	(20,867,198)	20,867,198	—
As of December 31, 2018	255,132,815	254,114,319	509,247,134

Corporate reorganization	30,807,911	(30,807,911)	—
Transfer of classes	25,687,428	(25,687,428)	—
Initial public offering	42,553,192	—	42,553,192
As of December 31, 2019	354,181,346	197,618,980	551,800,326

Transfer of classes	16,325,000	(16,325,000)	—
Follow on offering	7,258,639	—	7,258,639
As of December 31, 2020	377,764,985	181,293,980	559,058,965

Summary of dividend distribution
The proposal and payment of dividends recorded in the Company's financial statements, subject to the approval of the shareholders in General Meetings, is detailed below:

	2019	2018

Net income	1,089,484	465,330
Total dividends	500,000	200,000

At January 1	—	125,000
Amount recognized in the year	500,000	200,000
Dividends paid in the year	(500,000)	(325,000)
At December 31	—	—